VANECK OIL REFINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 3.7%
Ampol Ltd. 53,064 $ 1,123,219
Underline
Austria : 4.6%
OMV AG 32,514 1,394,578
Underline
Finland : 4.8%
Neste Oyj † 74,054 1,442,475
Underline
Greece : 1.7%
Motor Oil Hellas Corinth
Refineries SA 21,451 509,607
Underline
Hungary : 3.7%
MOL Hungarian Oil & Gas Plc 148,089 1,111,029
Underline
India : 7.8%
Reliance Industries Ltd.
(USD) 144A (GDR) 33,678 2,347,172
Underline
Japan : 14.4%
Cosmo Energy Holdings Co.
Ltd. † 19,400 1,075,359
ENEOS Holdings, Inc. 342,300 1,883,123
Idemitsu Kosan Co. Ltd. 191,240 1,393,387
4,351,869
Poland : 4.5%
ORLEN SA 93,832 1,366,466
Underline
Portugal : 5.3%
Galp Energia SGPS SA 85,029 1,595,663
Underline
Number
of Shares Value
Saudi Arabia : 2.1%
S-Oil Corp. (KRW) 13,443 $ 630,752
Underline
South Korea : 7.4%
HD Hyundai Co. Ltd. 14,021 818,259
SK Innovation Co. Ltd. * 15,806 1,415,827
2,234,086
Taiwan : 3.0%
Formosa Petrochemical
Corp. 553,000 918,465
Underline
Thailand : 3.3%
Bangchak Corp. PCL (NVDR) 319,900 369,917
Thai Oil PCL (NVDR) 396,500 632,683
1,002,600
Turkey : 4.3%
Turkiye Petrol Rafinerileri AS 284,893 1,293,330
Underline
United States : 29.2%
Delek US Holdings, Inc. 12,705 238,219
HF Sinclair Corp. 29,383 1,309,600
Marathon Petroleum Corp. 14,672 2,390,215
Par Pacific Holdings, Inc. * 12,725 223,960
PBF Energy, Inc. 19,659 608,446
Phillips 66 16,242 2,135,011
Valero Energy Corp. 14,186 1,915,536
8,820,987
Total Common Stocks
(Cost: $31,712,878) 30,142,298
Total Investments: 99.8%
(Cost: $31,712,878) 30,142,298
Other assets less liabilities: 0.2% 54,403
NET ASSETS: 100.0% $ 30,196,701
Definitions:
GDR Global Depositary Receipt
KRW Korean Won
NVDR Non-Voting Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $2,324,324.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,347,172, or 7.8% of net assets.